ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of Accumulated Other Comprehensive loss
	March 31, 2021	March 31, 2020
Change in fair value on equity investments designated as FVTOCI	$22,328	$34,879
Share of other comprehensive loss (income) in associate	589	(1,735)
Currency translation adjustment	(10,367)	28,445
Balance, end of the year	$12,550	$61,589